Taxes - Tax Loss Carryforwards Rollforward (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Major components of tax expense (income) [abstract]
Tax loss carryforwards, beginning	$ 26,618		$ 32,536
Derecognized	33		(8,521)
Additions	8,306		7,538
Usage of tax losses	(5,602)		(2,444)
Translation effect of beginning balances	685		(2,491)
Tax loss carryforwards, ending	30,040		26,618		$ 32,536
Taxes withheld on payment of dividends		$ 0		$ 0		$ 0
Temporary differences for which tax liability not recognized	$ 44,375		$ 41,280		$ 49,255